UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-5346
Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments.

NYSE(R) Pickens Oil ResponseTM ETF
Schedule of Investments
September 30, 2018 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.8%
	Consumer Discretionary - 3.6%
820	Genuine Parts Company	$81,508
540	Lear Corporation	78,300
2,550	LKQ Corporation (a)	80,759
		240,567
	Energy - 52.5%
1,290	Anadarko Petroleum Corporation	86,959
4,260	Antero Resources Corporation (a)	75,444
1,780	Apache Corporation	84,853
2,550	Baker Hughes, a GE Company - Class A	86,266
3,810	Cabot Oil & Gas Corporation	85,801
1,230	Cheniere Energy, Inc. (a)	85,473
20,010	Chesapeake Energy Corporation (a)	89,845
690	Chevron Corporation	84,373
920	Cimarex Energy Company	85,505
5,660	CNX Resources Corporation (a)	80,995
580	Concho Resources, Inc. (a)	88,595
1,090	ConocoPhillips	84,366
1,320	Continental Resources, Inc. (a)	90,130
770	Core Laboratories NV	89,189
2,110	Devon Energy Corporation	84,273
660	Diamondback Energy, Inc.	89,225
1,040	Energen Corporation (a)	89,617
700	EOG Resources, Inc.	89,299
1,770	EQT Corporation	78,287
980	Exxon Mobil Corporation	83,320
2,100	Halliburton Company	85,113
1,250	Helmerich & Payne, Inc.	85,962
1,210	Hess Corporation	86,612
3,850	Marathon Oil Corporation	89,628
3,040	MDU Resources Group, Inc.	78,098
2,600	Murphy Oil Corporation	86,684
1,460	National Fuel Gas Company	81,848
1,860	National Oilwell Varco, Inc.	80,129
2,970	Newfield Exploration Company (a)	85,625
2,740	Noble Energy, Inc.	85,461
1,040	Occidental Petroleum Corporation	85,457
2,950	Parsley Energy, Inc. - Class A (a)	86,287
4,740	Patterson-UTI Energy, Inc.	81,101
1,740	PDC Energy, Inc. (a)	85,190
480	Pioneer Natural Resources Company	83,611
5,040	Range Resources Corporation	85,630
5,370	RPC, Inc.	83,128
1,360	Schlumberger, Ltd.	82,851

6,930	Transocean, Ltd. (a)	96,673
33,940	Weatherford International plc (a)	91,977
4,480	WPX Energy, Inc. (a)	90,138
		3,509,018
	Industrials - 30.2%
520	Acuity Brands, Inc.	81,744
2,530	AECOM (a)	82,630
1,750	Avnet, Inc.	78,347
1,910	BorgWarner, Inc.	81,710
920	Dover Corporation	81,448
1,090	EMCOR Group, Inc.	81,870
1,040	Emerson Electric Company	79,643
1,490	Flowserve Corporation	81,488
1,410	Fluor Corporation	81,921
2,830	Gardner Denver Holdings, Inc. (a)	80,202
6,540	General Electric Company	73,837
920	Genesee & Wyoming, Inc. (a)	83,711
1,710	Graco, Inc.	79,241
1,080	Jacobs Engineering Group, Inc.	82,620
2,220	Johnson Controls International plc	77,700
690	Kansas City Southern	78,163
1,920	MasTec, Inc. (a)	85,728
660	Middleby Corporation (a)	85,371
950	MSC Industrial Direct Company, Inc.	83,704
1,100	Oshkosh Corporation	78,364
750	Polaris Industries, Inc.	75,713
2,410	Quanta Services, Inc. (a)	80,446
590	Valmont Industries, Inc.	81,715
1,030	Woodward, Inc.	83,286
230	W.W. Grainger, Inc.	82,204
		2,022,806
	Materials - 12.3%
790	Albemarle Corporation	78,826
1,910	Alcoa Corporation (a)	77,164
720	Celanese Corporation	82,080
1,580	CF Industries Holdings, Inc.	86,015
5,880	Freeport-McMoRan, Inc.	81,850
820	LyondellBasell Industries NV - Class A	84,058
2,620	Mosaic Company	85,098
2,680	Newmont Mining Corporation	80,936
1,070	Royal Gold, Inc.	82,454
1,970	Southern Copper Corporation	84,986
		823,467
	Technology - 1.2%
1,660	First Solar, Inc. (a)	80,377
	TOTAL COMMON STOCKS (Cost $6,348,565)	6,676,235

	SHORT-TERM INVESTMENTS - 0.2%
13,289	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.92% *	13,289
	TOTAL SHORT-TERM INVESTMENTS (Cost $13,289)	13,289

TOTAL INVESTMENTS - 100.0% (Cost $6,361,854)	6,689,524
Other Assets in Excess of Liabilities - 0.0% ^	1,679
NET ASSETS - 100.0%	$6,691,203
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
*	Rate shown is the annualized seven-day yield as of September 30, 2018.
^	Represents less than 0.05% of net assets.
To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Summary of Fair Value Disclosure at September 30, 2018 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Generally accepted accounting principles in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$6,676,235	$-	$-	$6,676,235
Short-Term Investments	13,289	-	-	13,289
Total Investments in Securities	$6,689,524	$-	$-	$6,689,524
^See Schedule of Investments for breakout of investments by sector classification.
For the period ended September 30, 2018, the Fund did not recognize any transfers to or from Level 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Assistant Treasurer (acting principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and acting principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*          /s/ Paul R. Fearday
     Paul R. Fearday, President (principal executive officer)

Date    November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date    November 26, 2018

By (Signature and Title)*           /s/ Elizabeth A. Winske
 Elizabeth A. Winske, Assistant Treasurer (acting principal
 financial officer)

Date    November 26, 2018

* Print the name and title of each signing officer under his or her signature.